First Quarter Report
May 31, 2023 (Unaudited)
Columbia Select Large Cap Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.8%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	1,015,688	15,976,772
Entertainment 1.3%
Activision Blizzard, Inc.(a)	207,220	16,619,044
Interactive Media & Services 5.4%
Alphabet, Inc., Class C(a)	557,447	68,772,237
Media 1.8%
Comcast Corp., Class A	580,712	22,851,017
Total Communication Services		124,219,070
Consumer Discretionary 8.0%
Automobiles 1.0%
Tesla, Inc.(a)	63,008	12,849,221
Broadline Retail 4.5%
Amazon.com, Inc.(a)	473,516	57,096,559
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings, Inc.	129,564	17,636,252
Las Vegas Sands Corp.(a)	252,260	13,907,094
Total		31,543,346
Total Consumer Discretionary		101,489,126
Consumer Staples 7.2%
Beverages 1.8%
Coca-Cola Co. (The)	387,361	23,109,957
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	168,723	24,780,347
Food Products 1.0%
Hershey Co. (The)	51,165	13,287,551
Household Products 2.4%
Procter & Gamble Co. (The)	209,178	29,807,865
Total Consumer Staples		90,985,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	147,701	15,846,841
Exxon Mobil Corp.	290,618	29,695,347
Total		45,542,188
Total Energy		45,542,188
Financials 10.3%
Banks 2.0%
Bank of America Corp.	891,391	24,771,756
Capital Markets 2.9%
Morgan Stanley	228,749	18,702,518
S&P Global, Inc.	48,389	17,779,571
Total		36,482,089
Consumer Finance 1.4%
Discover Financial Services	171,956	17,666,759
Financial Services 2.3%
MasterCard, Inc., Class A	81,438	29,726,499
Insurance 1.7%
Chubb Ltd.	114,170	21,212,786
Total Financials		129,859,889
Health Care 15.2%
Biotechnology 3.3%
AbbVie, Inc.	160,010	22,074,980
BioMarin Pharmaceutical, Inc.(a)	93,301	8,111,589
Vertex Pharmaceuticals, Inc.(a)	35,599	11,518,768
Total		41,705,337
Health Care Equipment & Supplies 4.6%
Boston Scientific Corp.(a)	386,545	19,899,337
Intuitive Surgical, Inc.(a)	72,034	22,174,946
Zimmer Biomet Holdings, Inc.	123,826	15,768,003
Total		57,842,286
Health Care Providers & Services 1.6%
Elevance Health, Inc.	44,818	20,070,397
2	Columbia Select Large Cap Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.7%
Eli Lilly & Co.	64,458	27,682,133
Merck & Co., Inc.	213,406	23,562,156
Zoetis, Inc.	128,151	20,889,894
Total		72,134,183
Total Health Care		191,752,203
Industrials 8.4%
Commercial Services & Supplies 2.8%
Cintas Corp.	37,158	17,543,778
Republic Services, Inc.	124,558	17,641,150
Total		35,184,928
Construction & Engineering 1.3%
MasTec, Inc.(a)	164,069	16,630,034
Electrical Equipment 1.5%
Eaton Corp. PLC	106,201	18,680,756
Industrial Conglomerates 1.5%
Honeywell International, Inc.	99,310	19,027,796
Machinery 1.3%
Parker-Hannifin Corp.	49,757	15,944,133
Total Industrials		105,467,647
Information Technology 29.9%
Communications Equipment 1.9%
Cisco Systems, Inc.	471,333	23,411,110
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	129,059	15,807,146
Semiconductors & Semiconductor Equipment 8.7%
Broadcom, Inc.	36,880	29,797,565
Lam Research Corp.	33,276	20,521,309
NVIDIA Corp.	104,951	39,707,161
QUALCOMM, Inc.	175,921	19,951,201
Total		109,977,236
Software 11.8%
Adobe, Inc.(a)	54,690	22,848,935
Microsoft Corp.	329,133	108,083,986
Palo Alto Networks, Inc.(a)	84,337	17,996,672
Total		148,929,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	444,970	78,870,933
Total Information Technology		376,996,018
Real Estate 3.4%
Industrial REITs 1.3%
Prologis, Inc.	134,949	16,807,898
Retail REITs 1.1%
Realty Income Corp.	225,860	13,425,118
Specialized REITs 1.0%
CubeSmart	279,620	12,426,313
Total Real Estate		42,659,329
Utilities 3.1%
Electric Utilities 1.5%
Edison International	286,679	19,356,566
Multi-Utilities 1.6%
Ameren Corp.	245,230	19,880,796
Total Utilities		39,237,362
Total Common Stocks (Cost $907,658,657)		1,248,208,552

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
U.S. Large Cap 0.8%
Columbia Research Enhanced Core ETF(b)	415,057	10,113,860
Total Exchange-Traded Equity Funds (Cost $10,071,467)		10,113,860

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 5.241%(b),(c)	4,955,304	4,952,826
Total Money Market Funds (Cost $4,952,526)		4,952,826
Total Investments in Securities (Cost: $922,682,650)		1,263,275,238
Other Assets & Liabilities, Net		(726,100)
Net Assets		1,262,549,138

Columbia Select Large Cap Equity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	—	10,106,576	(35,109)	42,393	10,113,860	662	—	415,057
Columbia Short-Term Cash Fund, 5.241%
	28,828,028	31,722,177	(55,596,441)	(938)	4,952,826	3,183	106,606	4,955,304
Total	28,828,028			41,455	15,066,686	3,845	106,606

(c)	The rate shown is the seven-day current annualized yield at May 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Large Cap Equity Fund | First Quarter Report 2023

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1QT172_02_N01_(07/23)